Fees Summary	May 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 645,996,000
Total Fee Amount	89,212.05
Total Offset Amount	0
Net Fee	$ 89,212.05
Offset Table N/A	N/A